Financial Assets And Liabilities - Summary of Credit Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	$ 38,978	$ 25,224
Trade receivables [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	39,209	25,630
Trade receivables [member] | Gross carrying amount [member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	32,921	23,729
Trade receivables [member] | Gross carrying amount [member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	6,057	1,495
Trade receivables [member] | Gross carrying amount [member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	231	406
Trade receivables [member] | Expected Credit Loss [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(231)	(406)
Trade receivables [member] | Expected Credit Loss [Member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	$ (231)	$ (406)